TAXES	6 Months Ended
Jun. 30, 2026
TAXES
TAXES

NOTE 9 — TAXES

Income tax

Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to tax on income or capital gains. No Cayman Islands withholding tax is imposed upon payment of dividends by the Company to its shareholders.

British Virgin Islands

The Company is incorporated in the British Virgin Islands. Under the current laws of the BVI, an entity incorporated in the BVI are not subject to tax on income or capital gains.

United States

In the first half of 2026, the Company has three U.S. subsidiaries NewCo, Excelfin and Baird Medical LLC. NewCo is inactive holding company. Excelfin is holding company incurred loss in the first half of 2026. Baird Medical LLC’s business is to sell MWA medical devices and grant technology license to third parties and have income in the first half of 2026. The Company had considered the income tax impacts in its consolidated financial statements.

In the first half of 2025, the Company has three U.S. subsidiaries NewCo, Excelfin and Baird Medical LLC. NewCo is inactive holding company. Excelfin is holding company incurred loss in the first half of 2025. Baird Medical LLC’s business is to sell MWA medical devices and have income in the first half of 2025. The Company had considered the income tax impacts in its consolidated financial statements.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Company’s Hong Kong subsidiaries did have assessable profits that were derived in Hong Kong for the six months ended June 30, 2025 and 2026. The Company had considered the income tax impacts in its consolidated financial statements for the six months ended June 30, 2025 and 2026.

PRC

The Company’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008 except for the following entities eligible for preferential tax rates.

The Company’s PRC subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, except for Nanjing Changcheng and Baide Suzhou who are registered as High and New-Tech enterprises according to the PRC tax regulations and entitled to a preferential tax rate of 15% for the six months ended June 30, 2025 and 2026.

For qualified Small Profit Enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%.

Certain subsidiaries of the Company have been qualified as “Small Profit Enterprises”. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million, approximately $437,165, of the assessable profit before tax is subject to the tax rate of 20%.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The components of the income tax provision are as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Current tax expense	$556,208	$706,180
Deferred tax expense/(benefit)	2,923	(145,433)
Income tax provision	$559,131	$560,747

The amount of income taxes paid net of refunds received disaggregated by jurisdiction for the six months ended June 30, 2025 and 2026 are as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
PRC	$632,467	$92,821
Hong Kong	—	—
United States	—	38,000
Cayman Islands	—	—
Total	$632,467	$130,821

(Loss) income before income taxes is attributable to the following geographic locations for the six months ended June 30, 2025 and 2026:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Cayman Islands	$(4,915,703)	$(1,331)
United States	(257,605)	209,234
Hong Kong	273,663	1,351,534
PRC	(5,900,351)	(985,191)
	$(10,799,996)	$574,246

Deferred tax assets and liabilities

The significant components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2025	2026
	(Audited)	(Unaudited)
Deferred tax assets:
Allowance for expected credit losses	$646,378	$743,288
Net operating loss carryforward	1,023,575	770,361
Lease liabilities	7,135	4,460
Total deferred tax assets	$1,677,088	$1,518,109
Less: Valuation allowance	(914,799)	(587,762)
Deferred tax assets, net	$762,289	$930,347
Deferred tax liabilities:
Right-of-use assets	8,758	6,500
Total deferred tax liabilities	$8,758	$6,500

The movement of valuation allowance for deferred tax assets for the six months periods presented is as follows:

	June 30, 2025	June 30, 2026
	(Unaudited)	(Unaudited)
Beginning balance	$(775,415)	$(914,799)
(Increase)/decrease in valuation allowance	(50,045)	355,184
Foreign exchange	932	(28,147)
Ending balance	$(824,528)	$(587,762)

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.

Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered some subsidiaries of the Group’s history of losses and concluded that it is more likely than not that these subsidiaries will not generate future taxable income prior to the expiration of their net operating losses. As a result, management assessed a valuation allowance of $914,799 and $587,762 as of December 31, 2025 and June 30, 2026, respectively.

Tax Payables

The Company’s tax payables consist of the following:

	As of
	December 31, 2025	June 30, 2026
VAT tax payable	$217,514	$27,653
Income tax payable	462,575	1,080,233
Other tax payables*	2,418,321	2,386,569
Total tax payables	$3,098,410	$3,494,455

*As of both December 31, 2025 and June 30, 2026, the Company recorded approximately $2.4 million excise tax payable in other tax payables associated with redemptions.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2026, the tax years ended December 31, 2020 through 2025 for the Company’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities. The Company’s U.S. operations expose it to potential challenges by the Internal Revenue Service and state tax authorities in several areas, including the characterization of income, the deductibility of expenses, and the availability of tax credits or incentives. Tax authorities may challenge its positions, leading to additional tax liabilities. In respect of Hong Kong, the Company’s Hong Kong subsidiaries derived assessable profits and provided for Hong Kong profits tax for the years ended December 31, 2025 and 2024. Under the relevant Hong Kong tax regulations, the Inland Revenue Department is entitled to raise additional assessments for up to six years from the end of the relevant year of assessment, which gives rise to potential exposures relating to uncertain tax positions. As of December 31, 2025 and June 30, 2026, the Company did not have any significant unrecognized uncertain tax positions.